Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS:

A. In January 2025, certain warrant holders exercised 1,144,357 series A warrants, at an exercise price of $1.10 per share, The aggregate amount received by the Company of such exercise of warrants was $1,258,000.

B. On January 22, 2025, the Board of Directors approved the grant of an aggregate of 69,603 options to purchase ordinary shares to certain employees of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.96 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan.

C. On February 13, 2025, the Company completed a registered direct offering with institutional investors for the purchase and sale of 2,518,182 Ordinary Shares and 300,000 pre-funded warrants to purchase 300,000 Ordinary Shares at a price of $1.10 per Ordinary Share and $1.09999 per pre-funded warrant, which is equal to the offering price per Ordinary Share sold in the offering minus an exercise price of $0.00001 per pre-funded warrant. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. Aggregate gross proceeds to the Company were approximately $3.1 million. As of the date of these financial statements, 200,000 pre-funded warrants have been exercised into 200,000 Ordinary Shares and 100,000 pre-funded warrants are outstanding.

D. On February 19, 2025, the Board of Directors approved the increase in the pool of shares reserved under the Plan by an additional 2,500,000 million Ordinary Shares. As a result, the total number of Ordinary Shares reserved for future issuance under the Plan increased to 3,110,156 Ordinary Shares.

E. On February 19, 2025, the Board of Directors (following the approval of compensation committee) approved the grant of an aggregate of 1,560,165 restricted share units (“RSUs”) to certain Plan Participants, as defined in and subject to the terms of the Plan, which grants were made upon the filing a registration statement on February 19, 2025 covering the increase in the pool of available shares under the Plan. Some of these grants are subject to the approval of the Company’s shareholders. The RSUs vest quarterly in equal amounts over a period of 1- 3 years.

F. On February 19, 2025, the Board of Directors approved the increase of Chairman’s monthly fee to $10,000, which is subject to the approval of the Company’s shareholders.